UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Global High Income Fund

Class A: SGHAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-A

R-105740-2 (06/26)

DWS Global High Income Fund

Class C: SGHCX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-C

R-105740-2 (06/26)

DWS Global High Income Fund

Class R6: SGHRX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-R6

R-105740-2 (06/26)

DWS Global High Income Fund

Class S: SGHSX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-S

R-105740-2 (06/26)

DWS Global High Income Fund

Institutional Class: MGHYX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRS-I

R-105740-2 (06/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Semiannual Financial Statements and Other Information
DWS Global High Income Fund

Contents
3	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
26	Notes to Financial Statements
40	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global High Income Fund

Investment Portfolioas of April 30, 2026 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 93.7%
Communication Services 26.4%
Altice Financing SA, 144A, 9.625%, 7/15/2027		785,000	609,282
Altice France SA:
144A, 4.75%, 10/15/2030	EUR	762,093	873,988
144A, 6.5%, 10/15/2031		727,134	713,430
144A, 6.875%, 10/15/2030		987,043	970,346
144A, 9.5%, 11/1/2029		362,043	369,590
AMC Global Media, Inc., 144A, 10.5%, 7/15/2032		718,000	740,164
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031		1,008,000	997,976
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028 (b)		555,000	539,594
British Telecommunications PLC, REG S, 5.125%, 10/3/2054	EUR	400,000	480,517
CCO Holdings LLC:
144A, 4.25%, 2/1/2031		945,000	858,308
144A, 4.5%, 8/15/2030		770,000	718,229
144A, 4.75%, 3/1/2030		650,000	616,154
144A, 5.0%, 2/1/2028		1,600,000	1,581,220
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		485,000	488,480
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027		499,000	495,950
Connect Holding II LLC, 144A, 10.5%, 4/3/2031		595,000	606,325
Core Scientific Finance I LLC, 144A, 7.75%, 5/15/2031 (c)		973,000	970,572
CSC Holdings LLC, 144A, 4.125%, 12/1/2030 (b)		2,610,000	1,553,897
Directv Financing LLC, 144A, 8.875%, 2/1/2030		1,707,000	1,737,268
Discovery Communications LLC, 4.125%, 5/15/2029		1,315,000	1,282,204
Discovery Global Holdings, Inc.:
4.054%, 3/15/2029		1,055,000	1,026,758
5.05%, 3/15/2042		665,000	474,497
DISH DBS Corp., 7.375%, 7/1/2028		645,000	629,900
DISH Network Corp., 144A, 11.75%, 11/15/2027		2,315,000	2,389,774
EchoStar Corp.:
6.75%, 11/30/2030		1,130,466	1,146,990
10.75%, 11/30/2029		915,000	993,463
eDreams ODIGEO SA, REG S, 4.875%, 12/30/2030	EUR	450,000	460,173
Fibercop SpA, Series 2033, 144A, 6.375%, 11/15/2033		2,352,000	2,349,060
Flash Compute LLC, 144A, 7.25%, 12/31/2030		925,000	943,565
Getty Images, Inc., 144A, 10.5%, 11/15/2030		240,000	212,785
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028		379,000	362,572
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	3

	Principal Amount ($)(a)		Value ($)
Iliad Holding SAS, 144A, 7.0%, 10/15/2028 (b)		2,265,000	2,280,490
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		325,000	218,449
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028		1,140,000	1,108,650
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029 (b)		899,000	863,040
Match Group Holdings II LLC, 144A, 3.625%, 10/1/2031		302,000	270,635
McGraw-Hill Education, Inc., 144A, 8.0%, 8/1/2029		615,000	615,213
Meridian Arc Holdco LLC, 144A, 6.25%, 4/30/2031		738,000	737,832
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,010,000	1,021,463
Nexstar Media, Inc.:
144A, 6.5%, 9/15/2033		994,000	1,001,650
144A, 7.25%, 4/15/2034 (b)		632,000	636,036
OAK-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/2034		1,373,000	1,428,781
Paramount Global:
4.2%, 5/19/2032		409,000	357,424
4.9%, 8/15/2044 (b)		380,000	249,196
5.5%, 5/15/2033 (b)		1,067,000	966,990
Pinewood Finco PLC, REG S, 3.625%, 11/15/2027	GBP	1,200,000	1,585,311
PR RNO Property Owner 1 LLC, 144A, 6.5%, 5/1/2031 (c)		1,334,000	1,322,279
Sable International Finance Ltd., 144A, 7.125%, 10/15/2032 (b)		480,000	478,948
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		525,000	497,457
Sirius XM Radio LLC, 144A, 4.0%, 7/15/2028		985,000	956,541
Snap, Inc., 144A, 6.875%, 3/1/2033		485,000	472,166
SoftBank Group Corp., REG S, 5.125%, 9/19/2027		500,000	494,700
Sunrise FinCo I BV, 144A, 4.875%, 7/15/2031		700,000	672,504
SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/2031		1,379,000	1,353,004
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	369,316
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,581,490
Uniti Group LP, 144A, 6.5%, 2/15/2029 (b)		815,000	800,750
Univision Communications, Inc.:
144A, 8.875%, 4/15/2033		516,000	518,812
144A, 9.375%, 8/1/2032		249,000	257,677
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031 (b)		973,000	1,010,231
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		690,000	687,289
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030 (b)		835,000	703,843
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,619,610
Vodafone Group PLC, 7.0%, 4/4/2079		3,440,000	3,587,500
VZ Secured Financing BV, 144A, 7.5%, 1/15/2033		392,000	379,970
Windstream Services LLC, 144A, 8.25%, 10/1/2031		921,000	974,140
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		503,000	526,175
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/2030 (b)		695,000	609,653
Ziggo BV, 144A, 4.875%, 1/15/2030		808,000	760,067
			63,168,313
Consumer Discretionary 16.4%
1011778 BC ULC:
144A, 3.875%, 1/15/2028		855,000	839,091
144A, 4.0%, 10/15/2030 (b)		2,925,000	2,782,723
888 Acquisitions Ltd.:
REG S, 3 mo. EURIBOR + 5.5%, 7.704%, 7/15/2028 (d)	EUR	300,000	345,861
144A, 8.0%, 9/30/2031	EUR	200,000	226,514
Adler Pelzer Holding GmbH, REG S, 9.5%, 4/1/2027	EUR	325,000	358,360
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033 (b)		977,000	953,872
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	831,000	973,054
Bath & Body Works, Inc., 6.75%, 7/1/2036 (b)		1,078,000	1,048,353
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,222,150
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	578,000	680,249
Carnival Corp.:
144A, 5.75%, 8/1/2032 (b)		3,350,000	3,366,844
144A, 5.875%, 6/15/2031		3,330,000	3,377,366
Carvana Co., 144A, 9.0%, 6/1/2031		876,955	970,129
Cirsa Finance International SARL, 144A, 4.875%, 10/15/2031	EUR	700,000	818,102
Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/2031		529,000	508,311
Cyprium Corp., 144A, 6.125%, 4/15/2031		817,000	822,641
Deuce Finco PLC, 144A, 7.0%, 11/20/2031	GBP	400,000	543,596
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		185,000	179,254
Forvia SE:
REG S, 2.75%, 2/15/2027	EUR	279,000	325,670
REG S, 5.5%, 6/15/2031	EUR	425,000	507,227
Global Auto Holdings Ltd.:
144A, 8.375%, 1/15/2029		380,000	360,871
144A, 8.75%, 1/15/2032		260,000	239,178
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		619,000	635,888
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		652,000	619,265
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029 (b)		1,305,000	1,274,551
Men’s Wearhouse LLC, 144A, 9.0%, 2/1/2031		534,000	565,128
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033		1,130,000	1,115,931
Mohegan Tribal Gaming Authority:
144A, 8.25%, 4/15/2030		577,000	600,654
144A, 11.875%, 4/15/2031		337,000	361,669
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	728,000	900,006
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	5

	Principal Amount ($)(a)		Value ($)
Nissan Motor Acceptance Co. LLC, 144A, 6.125%, 9/30/2030		293,000	288,571
Nissan Motor Co., Ltd.:
144A, 4.345%, 9/17/2027		800,000	790,415
144A, 4.81%, 9/17/2030		1,040,000	971,276
Papa John’s International, Inc., 144A, 3.875%, 9/15/2029		315,000	301,516
Penn Entertainment, Inc.:
144A, 4.125%, 7/1/2029 (b)		596,000	567,248
144A, 6.75%, 4/1/2031		122,000	120,993
Pinnacle Bidco PLC, REG S, 8.25%, 10/11/2028	EUR	640,000	781,094
Rakuten Group, Inc., REG S, 4.25%, Perpetual	EUR	1,930,000	2,211,427
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		840,000	857,671
Sabre GLBL, Inc., 144A, 11.125%, 7/15/2030		370,000	318,200
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/2031 (b)		615,000	606,392
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029 (b)		265,000	233,887
Staples, Inc.:
144A, 10.75%, 9/1/2029 (b)		1,003,000	958,717
144A, 12.75%, 1/15/2030		180,000	135,155
Takko Fashion GmbH, REG S, 10.25%, 4/15/2030	EUR	445,500	558,211
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,166,000	1,239,974
Whirlpool Corp., 2.4%, 5/15/2031		295,000	238,598
ZF North America Capital, Inc., 144A, 6.75%, 4/23/2030		690,000	685,448
			39,387,301
Consumer Staples 2.2%
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		475,000	443,073
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		386,000	399,190
HLF Financing SARL LLC:
144A, 4.875%, 6/1/2029		374,000	351,675
144A, 7.75%, 5/1/2033		557,000	568,918
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033		557,000	562,852
KeHE Distributors LLC:
144A, 7.125%, 4/30/2033		362,000	366,488
144A, 9.0%, 2/15/2029		675,000	705,587
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030		772,000	790,214
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		960,000	980,175
			5,168,172
Energy 8.6%
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		1,233,000	1,265,264
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 6.625%, 7/15/2033		2,180,000	2,239,726
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033 (b)		782,000	800,340
144A, 7.625%, 4/1/2032		351,000	361,417
144A, 7.875%, 4/15/2032		500,000	518,353
Excelerate Energy LP, 144A, 8.0%, 5/15/2030		1,261,000	1,337,277
Genesis Energy LP:
6.75%, 3/15/2034		618,000	622,461
8.0%, 5/15/2033		450,000	473,733
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		647,000	674,664
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		235,000	237,904
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		945,000	990,664
SM Energy Co.:
144A, 6.625%, 4/15/2034		734,000	744,148
144A, 7.0%, 8/1/2032 (b)		1,037,000	1,064,500
144A, 8.75%, 7/1/2031		335,000	351,436
144A, 9.625%, 6/15/2033		434,000	483,598
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		818,000	855,275
Sunoco LP, 144A, 7.875%, Perpetual		1,198,000	1,240,596
Transocean International Ltd., 144A, 8.75%, 2/15/2030		595,000	623,204
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 11/1/2033 (b)		1,143,000	1,018,617
144A, 6.0%, 5/1/2036 (b)		142,000	143,105
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)		265,000	272,586
144A, 9.875%, 2/1/2032 (b)		790,000	847,555
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 6/15/2034		950,000	994,111
144A, 6.75%, 1/15/2036		450,000	478,368
144A, 7.75%, 5/1/2035		1,777,000	1,998,617
			20,637,519
Financials 3.3%
Acrisure LLC, 144A, 6.0%, 8/1/2029		255,000	240,600
Ardonagh Finco Ltd., 144A, 6.875%, 2/15/2031	EUR	762,000	895,348
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032 (b)		355,000	353,326
CrossCountry Intermediate HoldCo LLC, 144A, 6.5%, 10/1/2030		250,000	245,614
EZCORP, Inc., 144A, 7.375%, 4/1/2032		1,744,000	1,843,687
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	7

	Principal Amount ($)(a)		Value ($)
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		308,000	312,267
144A, 9.25%, 2/1/2029		115,000	119,143
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		1,050,000	1,057,010
HUB International Ltd., 144A, 5.625%, 12/1/2029		360,000	355,479
Icahn Enterprises LP, 9.75%, 1/15/2029		130,000	130,662
Navient Corp., 4.875%, 3/15/2028		500,000	487,473
PennyMac Financial Services, Inc., 144A, 7.875%, 12/15/2029		460,000	477,280
Starwood Property Trust, Inc.:
144A, (REIT), 6.0%, 4/15/2030		668,000	675,807
144A, (REIT), 6.5%, 10/15/2030 (b)		715,000	735,381
			7,929,077
Health Care 7.4%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		1,833,000	1,893,082
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029 (b)		645,000	613,143
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		560,000	557,200
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		315,000	227,708
144A, 11.0%, 9/30/2028		317,000	329,680
Bayer AG:
REG S, 5.375%, 3/25/2082	EUR	1,300,000	1,545,595
REG S, 5.5%, 9/13/2054	EUR	300,000	357,775
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		740,000	707,638
144A, 4.0%, 3/15/2031 (b)		1,046,000	976,582
Cidron Atrium SE, 144A, 5.625%, 2/15/2033	EUR	525,000	604,748
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,090,000	1,019,897
144A, 5.25%, 5/15/2030		1,045,000	986,727
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		1,000,000	939,466
LifePoint Health, Inc.:
144A, 7.0%, 5/1/2034		602,000	586,990
144A, 8.375%, 2/15/2032		338,000	354,628
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030		265,000	245,570
144A, 4.375%, 6/15/2028		430,000	423,940
Organon & Co., 144A, 6.75%, 5/15/2034		255,000	268,857
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,571,482
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		1,200,000	1,244,369
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/2027	EUR	835,000	980,305
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031		1,260,000	1,421,203
			17,856,585
Industrials 6.6%
Aegis Lux 1a SARL, 144A, 5.625%, 10/29/2031	EUR	430,000	505,837
ATS Corp., 144A, 4.125%, 12/15/2028		1,505,000	1,469,410
Currenta Group Holdings SARL, REG S, 5.5%, 5/15/2030	EUR	500,000	590,303
Deluxe Corp., 144A, 8.0%, 6/1/2029		650,000	657,438
Enviri Corp., 144A, 5.75%, 7/31/2027		840,000	838,566
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033 (b)		500,000	524,345
144A, 8.625%, 5/15/2032		585,000	620,431
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028 (b)		1,720,000	1,680,950
144A, 6.75%, 1/15/2031		1,280,000	1,327,084
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		330,000	307,352
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	760,000	947,722
RXO, Inc., 144A, 6.375%, 5/15/2031 (b)		598,000	592,167
Seche Environnement SACA, REG S, 4.5%, 3/25/2030	EUR	400,000	471,333
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,321,762
Stena International SA, 144A, 7.25%, 1/15/2031 (b)		1,205,000	1,225,205
Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/2030		866,000	909,217
TransDigm, Inc., 144A, 6.375%, 5/31/2033		1,395,000	1,405,726
VistaJet Malta Finance PLC:
144A, 6.375%, 2/1/2030 (b)		180,000	168,564
144A, 9.5%, 6/1/2028 (b)		160,000	161,740
			15,725,152
Information Technology 3.3%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	1,170,000	1,446,297
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		520,000	494,020
144A, 9.0%, 9/30/2029		1,562,000	1,533,704
CoreWeave, Inc.:
144A, 9.25%, 6/1/2030		542,000	548,834
144A, 9.75%, 10/1/2031		625,000	628,619
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		965,000	957,177
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		465,000	376,768
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
Open Text Corp.:
144A, 3.875%, 2/15/2028		930,000	899,837
144A, 3.875%, 12/1/2029		270,000	243,348
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		450,000	387,625
Rocket Software, Inc., 144A, 6.5%, 2/15/2029 (b)		520,000	464,308
			7,980,537
Materials 10.2%
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		688,000	707,375
Ardagh Metal Packaging Finance USA LLC, 144A, 4.0%, 9/1/2029		1,160,000	1,085,660
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		1,000,000	892,004
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,255,000	1,249,280
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		440,000	452,782
Celanese U.S. Holdings LLC, 6.75%, 4/15/2033 (b)		475,000	489,242
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		1,019,000	1,068,016
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		260,000	239,618
Consolidated Energy Finance SA, REG S, 5.0%, 10/15/2028	EUR	400,000	437,157
First Quantum Minerals Ltd.:
144A, 6.375%, 2/15/2036		714,000	701,910
144A, 7.25%, 2/15/2034		1,052,000	1,081,578
144A, 8.0%, 3/1/2033		203,000	213,300
FMC Corp.:
3.45%, 10/1/2029 (b)		535,000	484,132
8.45%, 11/1/2055		310,000	205,448
Graphic Packaging International LLC, 144A, 3.75%, 2/1/2030 (b)		843,000	787,365
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		1,915,000	1,903,196
INEOS Finance PLC:
REG S, 6.625%, 5/15/2028	EUR	225,000	266,397
REG S, 7.25%, 3/31/2031	EUR	100,000	113,617
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/2029 (b)		515,000	499,550
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		850,000	815,377
Kronos International, Inc., REG S, 9.5%, 3/15/2029	EUR	250,000	269,504
Mineral Resources Ltd., 144A, 6.0%, 5/1/2032		1,021,000	1,013,084
Novelis Corp., 144A, 4.75%, 1/30/2030		1,094,000	1,048,033
Olin Corp., 144A, 6.625%, 4/1/2033		1,537,000	1,522,625
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033		1,992,000	1,947,066
PLS Group Ltd., 144A, 6.875%, 5/1/2031		1,822,000	1,865,057
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (e)	EUR	825,000	439,348
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029		610,000	605,492
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029		475,000	437,920
Synthomer PLC, REG S, 7.375%, 5/2/2029	EUR	400,000	343,941
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		253,000	253,754
Trivium Packaging Finance BV, 144A, 12.25%, 1/15/2031		405,000	441,563
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		550,000	460,276
			24,340,667
Real Estate 3.9%
Heimstaden Bostad AB, REG S, 2.625%, Perpetual	EUR	1,000,000	1,143,960
Iron Mountain, Inc.:
144A, (REIT), 4.5%, 2/15/2031		650,000	624,634
144A, (REIT), 5.25%, 7/15/2030		250,000	247,413
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027 (b)		249,000	242,774
144A, (REIT), 8.5%, 2/15/2032		574,000	596,328
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		1,285,000	1,249,974
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		435,000	437,001
144A, (REIT), 8.0%, 7/15/2030		771,000	771,561
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029 (b)		1,350,000	1,275,612
Service Properties Trust:
144A, (REIT), Zero Coupon, 9/30/2028		1,700,000	1,562,010
(REIT), 4.95%, 10/1/2029		180,000	169,155
(REIT), 8.875%, 6/15/2032		159,000	163,164
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		120,000	115,950
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		745,000	731,224
			9,330,760
Utilities 5.4%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034		2,385,000	2,368,697
ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/2030		1,685,000	1,710,275
EDP SA:
Series NC8, REG S, 1.875%, 3/14/2082	EUR	300,000	328,010
REG S, 5.943%, 4/23/2083	EUR	400,000	485,893
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	1,800,000	1,999,017
144A, 9.125%, Perpetual		730,000	851,214
Enel SpA, REG S, 1.875%, Perpetual	EUR	1,600,000	1,694,388
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033		530,000	531,769
PacifiCorp, 7.375%, 9/15/2055		442,000	448,131
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	623,885
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	11

	Principal Amount ($)(a)	Value ($)
Vistra Corp., 144A, 7.0%, Perpetual	1,260,000	1,263,680
VoltaGrid LLC, 144A, 7.375%, 11/1/2030	715,000	742,114
		13,047,073
Total Corporate Bonds (Cost $221,518,486)		224,571,156
Convertible Bonds 0.7%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $1,587,929)	1,595,000	1,587,025
Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375% (f), 8/31/2028 (Cost $768,079)	760,000	767,897
Loan Participations and Assignments 2.0%
Senior Loans (d)
Asurion LLC, Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.017%, 1/20/2029	973,131	977,690
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.152%, 9/27/2029	741,218	744,598
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.525%, 6/30/2028	93,284	94,100
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.419%, 2/1/2029	1,346,770	1,347,612
Men’s Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	260,000	262,682
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.402%, 8/1/2030	1,498,925	1,496,676
Total Loan Participations and Assignments (Cost $4,904,990)		4,923,358

	Shares	Value ($)
Exchange-Traded Funds 1.6%
State Street SPDR Portfolio High Yield Bond ETF (Cost $3,785,114)	162,083	3,817,054
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global High Income Fund

Shares		Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	2,887
Other Investments 0.2%
Industrials 0.2%
Electrical Equipment
Luxco Co., Ltd.* (g) (Cost $377,415)	21,504	372,263
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $239,283)	1,219	8,353
Securities Lending Collateral 6.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (h) (i) (Cost $15,401,922)	15,401,922	15,401,922
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 3.67% (h) (Cost $4,229,937)	4,229,937	4,229,937

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $252,813,155)	106.7	255,681,852
Other Assets and Liabilities, Net	(6.7)	(15,952,951)
Net Assets	100.0	239,728,901
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	13

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 10/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 6.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (h) (i)
9,506,410	5,895,512 (j)	—	—	—	46,660	—	15,401,922	15,401,922
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 3.67% (h)
3,620,985	71,742,232	71,133,280	—	—	75,651	—	4,229,937	4,229,937
13,127,395	77,637,744	71,133,280	—	—	122,311	—	19,631,859	19,631,859

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $31,695,682, which is 13.2% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)	At April 30, 2026, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $17,394,902.

(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate
Perpetual: Callable security with no stated maturity date.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global High Income Fund

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt

At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	24,901,782	USD	29,168,252	5/29/2026	(98,862)	State Street Bank and Trust
GBP	1,620,217	USD	2,185,651	5/29/2026	(18,989)	HSBC Holdings PLC
Total unrealized depreciation					(117,851)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	15

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$224,571,156	$—	$224,571,156
Convertible Bonds	—	1,587,025	—	1,587,025
Government & Agency Obligations	—	767,897	—	767,897
Loan Participations and Assignments	—	4,923,358	—	4,923,358
Exchange-Traded Funds	3,817,054	—	—	3,817,054
Common Stocks	2,887	—	—	2,887
Other Investments	—	—	372,263	372,263
Warrants	—	—	8,353	8,353
Short-Term Investments (a)	19,631,859	—	—	19,631,859
Total	$23,451,800	$231,849,436	$380,616	$255,681,852

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(117,851)	$—	$(117,851)
Total	$—	$(117,851)	$—	$(117,851)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global High Income Fund

Statement of Assets and Liabilities
as of April 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $233,181,296) — including $31,695,682 of securities loaned	$236,049,993
Investment in DWS Government & Agency Securities Portfolio (cost $15,401,922)*	15,401,922
Investment in DWS Central Cash Management Government Fund (cost $4,229,937)	4,229,937
Cash	230,713
Foreign currency, at value (cost $34,048)	34,151
Receivable for investments sold	1,004,717
Receivable for investments sold — when-issued securities	835,575
Receivable for Fund shares sold	231,119
Interest receivable	3,666,407
Affiliated securities lending income receivable	12,067
Foreign taxes recoverable	1,188
Other assets	44,001
Total assets	261,741,790
Liabilities
Payable upon return of securities loaned	15,401,922
Payable for investments purchased	2,289,430
Payable for investments purchased — when-issued securities	3,125,988
Payable for Fund shares redeemed	623,172
Unrealized depreciation on forward foreign currency contracts	117,851
Distributions payable	164,234
Accrued management fee	77,264
Accrued Trustees' fees	3,011
Other accrued expenses and payables	210,017
Total liabilities	22,012,889
Net assets, at value	$239,728,901
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $17,394,902.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	17

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited) (continued)

Net Assets Consist of
Distributable earnings (loss)	(36,140,855)
Paid-in capital	275,869,756
Net assets, at value	$239,728,901
Net Asset Value
Class A
Net Asset Value and redemption price per share ($23,611,401 ÷ 3,753,357 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.29
Maximum offering price per share (100 ÷ 95.50 of $6.29)	$6.59
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,359,145 ÷ 531,102 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.32
Class R6
Net Asset Value, offering and redemption price per share ($3,026,381 ÷ 482,373 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.27
Class S
Net Asset Value, offering and redemption price per share ($120,981,441 ÷ 19,100,927 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.33
Institutional Class
Net Asset Value, offering and redemption price per share ($88,750,533 ÷ 14,138,874 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.28
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global High Income Fund

Statement of Operations
for the six months ended April 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$8,040,541
Dividends	210,944
Income distributions — DWS Central Cash Management Government Fund	75,651
Affiliated securities lending income	46,660
Total income	8,373,796
Expenses:
Management fee	487,376
Administration fee	118,189
Services to shareholders	174,222
Distribution and service fees	47,735
Custodian fee	4,985
Audit fee	50,229
Legal fees	7,643
Tax fees	2,985
Reports to shareholders	22,204
Registration fees	42,769
Trustees' fees and expenses	4,643
Other	14,794
Total expenses before expense reductions	977,774
Expense reductions	(27,817)
Total expenses after expense reductions	949,957
Net investment income	7,423,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	909,753
Forward foreign currency contracts	126,411
Foreign currency	54,231
1,090,395
Change in net unrealized appreciation (depreciation) on:
Investments	(1,703,879)
Forward foreign currency contracts	(426,749)
Foreign currency	5,877
(2,124,751)
Net gain (loss)	(1,034,356)
Net increase (decrease) in net assets resulting from operations	$6,389,483
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	19

Statements of Changes in Net Assets
	Six Months Ended April 30, 2026	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$7,423,839	$16,480,471
Net realized gain (loss)	1,090,395	(669,851)
Change in net unrealized appreciation (depreciation)	(2,124,751)	4,945,880
Net increase (decrease) in net assets resulting from operations	6,389,483	20,756,500
Distributions to shareholders:
Class A	(743,517)	(1,621,500)
Class C	(91,144)	(221,853)
Class R6	(89,019)	(159,181)
Class S	(3,837,971)	(7,682,213)
Institutional Class	(2,801,463)	(6,791,039)
Return of capital distributions to shareholders:
Class A	—	(19,951)
Class C	—	(2,730)
Class R6	—	(1,959)
Class S	—	(94,523)
Institutional Class	—	(83,558)
Total distributions	(7,563,114)	(16,678,507)
Fund share transactions:
Proceeds from shares sold	28,452,134	104,857,630
Reinvestment of distributions	6,937,411	15,030,290
Payments for shares redeemed	(44,231,014)	(176,538,867)
Net increase (decrease) in net assets from Fund share transactions	(8,841,469)	(56,650,947)
Increase (decrease) in net assets	(10,015,100)	(52,572,954)
Net assets at beginning of period	249,744,001	302,316,955
Net assets at end of period	$239,728,901	$249,744,001

The accompanying notes are an integral part of the financial statements.

20	|	DWS Global High Income Fund

Financial Highlights
DWS Global High Income Fund — Class A
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.32	$6.21	$5.72	$5.85	$6.92	$6.71
Income (loss) from investment operations:
Net investment income[a]	.18	.36	.36	.33	.29	.29
Net realized and unrealized gain (loss)	(.02 )	.12	.49	(.01 )	(1.04)	.22
Total from investment operations	.16	.48	.85	.32	(.75 )	.51
Less distributions from:
Net investment income	(.19 )	(.37 )	(.34 )	(.33 )	(.29 )	(.30 )
Net realized gains	—	—	—	(.12 )	(.03 )	—
Return of capital	—	(.00 )*	(.02 )	—	—	—
Total distributions	(.19 )	(.37 )	(.36 )	(.45 )	(.32 )	(.30 )
Net asset value, end of period	$6.29	$6.32	$6.21	$5.72	$5.85	$6.92
Total Return (%)[b,c]	2.52 **	7.93	15.12	5.65	(11.06)	7.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	26	31	27	28	35
Ratio of expenses before expense reductions (%)	1.01 ***	1.06	.97	.97	.94	.92
Ratio of expenses after expense reductions (%)	.99 ***	1.06	.94	.85	.85	.85
Ratio of net investment income (%)	5.88 ***	5.83	5.85	5.69	4.55	4.15
Portfolio turnover rate (%)	64 **	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	21

DWS Global High Income Fund — Class C
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.35	$6.25	$5.75	$5.87	$6.95	$6.74
Income (loss) from investment operations:
Net investment income[a]	.16	.32	.31	.29	.24	.24
Net realized and unrealized gain (loss)	(.03 )	.10	.51	(.00 )*	(1.04)	.22
Total from investment operations	.13	.42	.82	.29	(.80 )	.46
Less distributions from:
Net investment income	(.16 )	(.32 )	(.30 )	(.29 )	(.25 )	(.25 )
Net realized gains	—	—	—	(.12 )	(.03 )	—
Return of capital	—	(.00 )*	(.02 )	—	—	—
Total distributions	(.16 )	(.32 )	(.32 )	(.41 )	(.28 )	(.25 )
Net asset value, end of period	$6.32	$6.35	$6.25	$5.75	$5.87	$6.95
Total Return (%)[b]	2.31 c**	6.98	14.47 [c]	5.13 [c]	(11.79)[c]	6.81 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	5	7	13	19
Ratio of expenses before expense reductions (%)	1.75 ***	1.80	1.70	1.70	1.67	1.67
Ratio of expenses after expense reductions (%)	1.74 ***	1.80	1.67	1.60	1.60	1.60
Ratio of net investment income (%)	5.13 ***	5.10	5.14	4.93	3.78	3.41
Portfolio turnover rate (%)	64 **	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global High Income Fund

DWS Global High Income Fund — Class R6
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.30	$6.20	$5.70	$5.82	$6.89	$6.68
Income (loss) from investment operations:
Net investment income[a]	.19	.38	.38	.35	.31	.31
Net realized and unrealized gain (loss)	(.02 )	.11	.50	(.00 )*	(1.04)	.22
Total from investment operations	.17	.49	.88	.35	(.73 )	.53
Less distributions from:
Net investment income	(.20 )	(.39 )	(.35 )	(.35 )	(.31 )	(.32 )
Net realized gains	—	—	—	(.12 )	(.03 )	—
Return of capital	—	(.00 )*	(.03 )	—	—	—
Total distributions	(.20 )	(.39 )	(.38 )	(.47 )	(.34 )	(.32 )
Net asset value, end of period	$6.27	$6.30	$6.20	$5.70	$5.82	$6.89
Total Return (%)	2.70 **	8.16	15.73 [b]	6.24 [b]	(10.84)[b]	7.95 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3	1	1	2
Ratio of expenses before expense reductions (%)	.64 ***	.70	.62	.63	.58	.60
Ratio of expenses after expense reductions (%)	.64 ***	.70	.61	.55	.55	.55
Ratio of net investment income (%)	6.23 ***	6.20	6.19	6.01	4.85	4.48
Portfolio turnover rate (%)	64 **	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	23

DWS Global High Income Fund — Class S
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.36	$6.25	$5.76	$5.88	$6.96	$6.75
Income (loss) from investment operations:
Net investment income[a]	.19	.38	.37	.35	.30	.30
Net realized and unrealized gain (loss)	(.02 )	.12	.50	.00 *	(1.04)	.22
Total from investment operations	.17	.50	.87	.35	(.74 )	.52
Less distributions from:
Net investment income	(.20 )	(.39 )	(.35 )	(.35 )	(.31 )	(.31 )
Net realized gains	—	—	—	(.12 )	(.03 )	—
Return of capital	—	(.00 )*	(.03 )	—	—	—
Total distributions	(.20 )	(.39 )	(.38 )	(.47 )	(.34 )	(.31 )
Net asset value, end of period	$6.33	$6.36	$6.25	$5.76	$5.88	$6.96
Total Return (%)[b]	2.65 **	8.18	15.30	6.13	(10.92)	7.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	121	126	128	135	147	210
Ratio of expenses before expense reductions (%)	.78 ***	.83	.77	.76	.74	.74
Ratio of expenses after expense reductions (%)	.74 ***	.83	.74	.65	.65	.65
Ratio of net investment income (%)	6.13 ***	6.07	6.06	5.90	4.73	4.35
Portfolio turnover rate (%)	64 **	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global High Income Fund

DWS Global High Income Fund — Institutional Class
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.30	$6.20	$5.71	$5.83	$6.90	$6.69
Income (loss) from investment operations:
Net investment income[a]	.19	.38	.37	.35	.30	.30
Net realized and unrealized gain (loss)	(.02 )	.10	.50	.00 *	(1.03)	.22
Total from investment operations	.17	.48	.87	.35	(.73 )	.52
Less distributions from:
Net investment income	(.19 )	(.38 )	(.35 )	(.35 )	(.31 )	(.31 )
Net realized gains	—	—	—	(.12 )	(.03 )	—
Return of capital	—	(.00 )*	(.03 )	—	—	—
Total distributions	(.19 )	(.38 )	(.38 )	(.47 )	(.34 )	(.31 )
Net asset value, end of period	$6.28	$6.30	$6.20	$5.71	$5.83	$6.90
Total Return (%)	2.81 b**	8.07	15.46 [b]	6.19 [b]	(10.86)[b]	7.91 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89	91	136	133	183	379
Ratio of expenses before expense reductions (%)	.74 ***	.79	.69	.70	.67	.67
Ratio of expenses after expense reductions (%)	.74 ***	.79	.67	.60	.60	.60
Ratio of net investment income (%)	6.13 ***	6.10	6.13	5.94	4.75	4.40
Portfolio turnover rate (%)	64 **	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

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Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

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assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable

28	|	DWS Global High Income Fund

companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS

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Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of April 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$31,356,699	$—	$—	$—	$31,356,699
Convertible Bonds	1,440,125	—	—	—	1,440,125
Total Borrowings	$32,796,824	$—	$—	$—	$32,796,824
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$15,401,922
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$17,394,902
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the

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securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At October 31, 2025, the Fund had net tax basis capital loss carryforwards of $38,854,795, including short-term losses ($6,071,557) and long-term losses ($32,783,238), which may be applied against realized net taxable capital gains indefinitely.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At April 30, 2026, the aggregate cost of investments for federal income tax purposes was $253,402,179. The net unrealized appreciation for all investments based on tax cost was $2,279,673. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,499,888 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,220,215.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities, interest income on defaulted

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securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet

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the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $30,377,000 to $31,354,000.
The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(117,851)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$126,411
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$(426,749)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of April 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net

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total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
HSBC Holdings PLC	$18,989	$—	$—	$—	$18,989
State Street Bank and Trust	98,862	—	(98,862)	—	—
	$117,851	$—	$(98,862)	$—	$18,989

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the six months ended April 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$153,217,355	$161,978,352
U.S. Treasury Obligations	$264,663	$898,113
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

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assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.
For the period from November 1, 2025 through January 31, 2027 (through September 30, 2026 for Class R6 and Institutional Class shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.74%
Institutional Class	.74%
For the six months ended April 30, 2026, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$1,887
Class C	240
Class S	24,456
Institutional Class	1,234
$27,817
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2026, the Administration Fee was $118,189, of which $19,106 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

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servicing fee it receives from the Fund. For the six months ended April 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
Class A	$2,812	$997
Class C	186	65
Class R6	232	33
Class S	21,108	6,932
Institutional Class	510	201
	$24,848	$8,228
In addition, for the six months ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$13,724
Class C	2,017
Class S	72,894
Institutional Class	51,514
$140,149
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2026
Class C	$13,028	$2,033
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

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accounts the firms service. For the six months ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annualized Rate
Class A	$30,366	$10,460.24%
Class C	4,341	1,389.25%
	$34,707	$11,849
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2026 aggregated $638.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2026, the CDSC for Class C shares aggregated $245. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $584, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer

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of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,146,203	$13,555,497	9,214,249	$56,923,692
Class C	62,387	395,639	27,905	175,140
Class R6	78,626	496,384	105,425	654,656
Class S	804,469	5,097,121	2,502,312	15,710,083
Institutional Class	1,413,784	8,907,493	5,056,115	31,394,059
		$28,452,134		$104,857,630

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	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	106,813	$673,274	238,564	$1,486,473
Class C	14,111	89,421	35,299	221,126
Class R6	12,292	77,243	21,089	131,140
Class S	520,916	3,305,262	1,065,067	6,685,231
Institutional Class	444,035	2,792,211	1,046,490	6,506,320
		$6,937,411		$15,030,290
Shares redeemed
Class A	(2,607,000)	$(16,455,211)	(10,260,397)	$(63,462,084)
Class C	(138,104)	(873,709)	(305,513)	(1,904,390)
Class R6	(35,958)	(226,003)	(111,257)	(689,008)
Class S	(2,010,945)	(12,741,601)	(4,229,611)	(26,526,452)
Institutional Class	(2,224,657)	(13,934,490)	(13,557,747)	(83,956,933)
		$(44,231,014)		$(176,538,867)
Net increase (decrease)
Class A	(353,984)	$(2,226,440)	(807,584)	$(5,051,919)
Class C	(61,606)	(388,649)	(242,309)	(1,508,124)
Class R6	54,960	347,624	15,257	96,788
Class S	(685,560)	(4,339,218)	(662,232)	(4,131,138)
Institutional Class	(366,838)	(2,234,786)	(7,455,142)	(46,056,554)
		$(8,841,469)		$(56,650,947)

DWS Global High Income Fund	|	39

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

40	|	DWS Global High Income Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS Global High Income Fund	|	41

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.

42	|	DWS Global High Income Fund

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGHIF-BFE2025

DWS Global High Income Fund	|	43

DGHIF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/29/2026